September 15, 2011

BNY MELLON FUNDS TRUST

- BNY Mellon National Intermediate Municipal Bond Fund

-BNY Mellon Massachusetts Intermediate Municipal Bond Fund

Supplement to Prospectus
dated December 31, 2010

(Dreyfus Premier Shares)

Effective September 15, 2011, BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon Massachusetts Intermediate Municipal Bond Fund (each, a “Fund”) each changed its benchmark index to the S&P/Investortools Municipal Bond Intermediate Index (the “Index”), from the BofA Merrill Lynch 2-17 Year Municipal Bond Index.  The Index is deemed to be more reflective of each Fund’s current investment style than the Fund’s former benchmark index.  The Index is comprised of bonds in the S&P/Investortools Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years as measured from the date on which the Index is rebalanced.  The S&P/Investortools Municipal Bond Index is a broad, market value-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon National Intermediate Municipal Bond Fund – Performance”:

Average Annual Total Returns as of 12/31/09
	1 Year	5 Years	Since Inception (10/11/02)
Dreyfus Premier shares returns before taxes	9.66%	3.20%	3.40%
Dreyfus Premier shares returns after taxes on distributions	9.66%	3.18%	3.35%
Dreyfus Premier shares returns after taxes on distributions and sale of fund shares	7.49%	3.19%	3.35%
S&P/Investortools Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	10.48%	4.59%	4.50%*
BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	9.61%	4.62%	4.46%*
*For comparative purposes, the value of the index on 9/30/02 is used as the beginning value on 10/11/02.

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Performance”:

Average Annual Total Returns as of 12/31/09*
	1 Year	5 Years	10 Years
Dreyfus Premier shares returns before taxes	6.27%	3.11%	4.41%**
Dreyfus Premier shares returns after taxes on distributions	6.27%	3.09%	4.40%**
Dreyfus Premier shares returns after taxes on distributions and sale of fund shares	5.12%	3.08%	4.29%**
S&P/Investortools Municipal Bond Intermediate Index*** reflects no deduction for fees, expenses or taxes	10.48%	4.59%	5.69%
BofA Merrill Lynch 2-17 Year Municipal Bond Index*** reflects no deduction for fees, expenses or taxes	9.61%	4.62%	5.98%

*Reflects the performance of the Class B shares of Premier Massachusetts Fund through September 6, 2002.

**Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.

***Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

September 15, 2011

BNY MELLON FUNDS TRUST (the "Trust")

- BNY Mellon Focused Equity Opportunities Fund

- BNY Mellon National Intermediate Municipal Bond Fund

- BNY Mellon National Short-Term Municipal Bond Fund

- BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

- BNY Mellon Massachusetts Intermediate Municipal Bond Fund

- BNY Mellon New York Intermediate Tax-Exempt Bond Fund

Supplement to Prospectus
dated December 31, 2010

(Class M and Investor Shares)

Effective September 15, 2011, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below.  The current benchmark index is deemed to be more reflective of the relevant fund's current investment style than the fund's former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index

BNY Mellon Focused Equity Opportunities Fund	Standard & Poor's 500® Composite Stock Price Index (the "S&P 500")	Russell 1000 Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P/Investortools Municipal Bond Intermediate Index (the "S&P Municipal Bond Intermediate Index")	BofA Merrill Lynch 2-17 Year Municipal Bond Index (the "Merrill Lynch 2-17 Year Index")
BNY Mellon National Short- Term Municipal Bond Fund	S&P/Investortools Municipal Bond Short Index (the "S&P Municipal Bond Short Index")	BofA Merrill Lynch 1-5 Year Municipal Bond Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Intermediate Index	Merrill Lynch 2-17 Year Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Intermediate Index	Merrill Lynch 2-17 Year Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Intermediate Index	Merrill Lynch 2-17 Year Index

The S&P 500 is a widely recognized unmanaged index of 500 common stocks designed to measure the performance of the broad domestic economy through changes in the aggregate value of 500 stocks chosen to reflect the industries of the U.S. economy.

The S&P Municipal Bond Intermediate Index is comprised of bonds in the S&P/Investortools Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Short Index is comprised of bonds in the S&P/Investortools Municipal Bond Index with a minimum maturity of 6 months and a maximum maturity of up to but not including 4 years as measured from the Rebalancing Date.

The S&P/Investortools Municipal Bond Index is a broad, market value-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

The following information supplements and should be read in conjunction with the information contained in the section of the Trust's Prospectus entitled "Fund Summary – BNY Mellon National Intermediate Municipal Bond Fund – Performance":

Average Annual Total Returns as of 12/31/09
	1 Year	5 Years	10 Years
BNY Mellon National Intermediate Municipal Bond Fund - Class M	13.49%	4.13%	5.24%*
S&P/Investortools Municipal Bond Intermediate Index	10.48%	4.59%	5.69%
BofA Merrill Lynch 2-17 Year Municipal Bond Index	9.61%	4.62%	5.98%

Average Annual Total Returns as of 12/31/09
Share Class (Inception Date)	1 Year	5 Years	Since Inception
Class M (10/2/00) returns before taxes	13.49%	4.13%	5.01%
Class M returns after taxes on distributions	13.49%	4.11%	4.94%
Class M returns after taxes on distributions and sale of fund shares	10.27%	4.09%	4.85%
Investor (7/11/01) returns before taxes	13.14%	3.88%	4.38%
S&P/Investortools Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	10.48%	4.59%	5.51%**
BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	9.61%	4.62%	5.71%**

*Reflects the performance of the predecessor CTF through 10/1/00.

**From inception of Class M shares.  For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.

The following information supplements and should be read in conjunction with the information contained in the section of the Trust's Prospectus entitled "Fund Summary – BNY Mellon National Short-Term Municipal Bond Fund – Performance":

Average Annual Total Returns as of 12/31/09
Share Class (Inception Date)	1 Year	5 Years	Since Inception
Class M (10/2/00) returns before taxes	5.69%	3.10%	3.39%
Class M returns after taxes on distributions	5.69%	3.09%	3.36%
Class M returns after taxes on distributions and sale of fund shares	4.48%	3.05%	3.32%
Investor (7/11/01) returns before taxes	5.45%	2.82%	2.78%
S&P/Investortools Municipal Bond Short Index reflects no deduction for fees, expenses or taxes	4.96%	3.81%	3.89%*
BofA Merrill Lynch 1-5 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	5.56%	4.11%	4.42%*

*From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.

The following information supplements and should be read in conjunction with the information contained in the section of the Trust's Prospectus entitled "Fund Summary – BNY Mellon Pennsylvania Intermediate Municipal Bond Fund – Performance":

Average Annual Total Returns as of 12/31/09
	1 Year	5 Years	10 Years
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund - Class M	12.10%	3.41%	4.60%*
S&P/Investortools Municipal Bond Intermediate Index**	10.48%	4.59%	5.69%
BofA Merrill Lynch 2-17 Year Municipal Bond Index**	9.61%	4.62%	5.98%

Average Annual Total Returns as of 12/31/09
Share Class (Inception Date)	1 Year	5 Years	Since Inception
Class M (10/2/00) returns before taxes	12.10%	3.41%	4.37%
Class M returns after taxes on distributions	12.09%	3.36%	4.30%
Class M returns after taxes on distributions and sale of fund shares	9.32%	3.45%	4.31%
Investor (7/11/01) returns before taxes	11.83%	3.14%	3.72%
S&P/Investortools Municipal Bond Intermediate Index** reflects no deduction for fees, expenses or taxes	10.48%	4.59%	5.51%***
BofA Merrill Lynch 2-17 Year Municipal Bond Index** reflects no deduction for fees, expenses or taxes	9.61%	4.62%	5.71%***

*Reflects the performance of the predecessor CTF through 10/1/00.

**Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

***From inception of Class M shares. For comparative purposes, the value of the index on 9/30/00 is used as the beginning value on 10/2/00.

The following information supplements and should be read in conjunction with the information contained in the section of the Trust's Prospectus entitled "Fund Summary – BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Performance":

Average Annual Total Returns as of 12/31/09
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	10.10%	4.05%	4.97%
Class M* returns after taxes on distributions	10.10%	4.04%	4.97%
Class M* returns after taxes on distributions and sale of fund shares	7.90%	3.99%	4.86%
Investor** returns before taxes	9.83%	3.79%	4.71%
S&P/Investortools Municipal Bond Intermediate Index*** reflects no deduction for fees, expenses or taxes	10.48%	4.59%	5.69%
BofA Merrill Lynch 2-17 Year Municipal Bond Index*** reflects no deduction for fees, expenses or taxes	9.61%	4.62%	5.98%

*Reflects the performance of Class R shares of the Premier Massachusetts Fund through September 6, 2002.

**Reflects the performance of Class A shares of the Premier Massachusetts Fund through September 6, 2002.

***Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

The following information supplements and should be read in conjunction with the information contained in the section of the Trust's Prospectus entitled "Fund Summary – BNY Mellon New York Intermediate Tax-Exempt Bond Fund – Performance":

Average Annual Total Returns as of 12/31/09
Share Class	1 Year	5 Years	10 Years
Class M* returns before taxes	8.62%	4.22%	4.93%
Class M* returns after taxes on distributions	8.62%	4.21%	4.88%
Class M* returns after taxes on distributions and sale of fund shares	6.84%	4.11%	4.75%
Investor** returns before taxes	8.35%	3.96%	4.68%
S&P/Investortools Municipal Bond Intermediate Index*** reflects no deduction for fees, expenses or taxes	10.48%	4.59%	5.69%
BofA Merrill Lynch 2-17 Year Municipal Bond Index*** reflects no deduction for fees, expenses or taxes	9.61%	4.62%	5.98%

*Reflects the performance of the predecessor fund’s Institutional shares through September 12, 2008.

**Reflects the performance of the predecessor fund’s Class A shares through September 12, 2008.

***Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

The following information supersedes and replaces any contrary information contained in the section of the Trust's Prospectus entitled "Fund Details – BNY Mellon Focused Equity Opportunities  Fund":

The investment adviser does not use benchmark indices as a tool for active portfolio management of the fund.  Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund’s investment returns generally will be compared to those of the Standard & Poor's 500® Composite Stock Price Index, a widely recognized unmanaged index of the performance of large-capitalization stocks.